SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements:

The preparation of financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Functional currency, presentation currency and foreign currency
b.	Functional currency, presentation currency and foreign currency:

The functional currency of the Company is the U.S Dollar.

The functional currencies of Optibase's subsidiaries are CHF, EUR and U.S dollar. The Company has elected to use U.S dollar as its reporting currency for all years presented.

While the functional currency of the Company's subsidiaries in the United States is the U.S dollars, the functional currency of the subsidiaries in Switzerland and Germany is their lead currency, i.e. CHF and EUR. Since the Company's functional and reporting currency is the USD, the financial statements of Optibase Real Estate SARL and OPCTN S.A. has been translated into U.S. dollars. Assets and liabilities of these subsidiaries are translated at the year-end exchange rates and their statement of operations items are translated using the actual exchange rates at the dates on which those items are recognized. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Non-controlling Interests
d.	Non-controlling interests:

Non-controlling interests generally represent the portion of equity that the Company does not own in the consolidated entities. The Company accounts for and reports its non-controlling interests in accordance with the provisions required under the Consolidation Topic of the FASB ASC 810. Non-controlling interests are separately presented within the equity section of the consolidated balance sheets. The amounts of consolidated net earnings attributable to the Company and to the non-controlling interests are presented on the consolidated statement of operations.

Cash equivalents
e.	Cash equivalents:
Cash equivalents include short-term, highly liquid investments that are readily convertible to cash, with original maturities of three months or less at the date acquired.
Property and equipment
f.	Property and equipment:

Real estate and equipment are stated at cost net of accumulated depreciation. Costs include those related to acquisition, including building improvements.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Years

Building	25 - 63
Buildings' improvements	5 - 20
Condominium units	30

Long-lived assets including intangible assets

g.	Long-lived assets including intangible assets:

The Company and its subsidiarie's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed are reported at the lower of the carrying amount or fair value less costs to sell.

The Company reviews assets on a component-level basis, which is the lowest level of assets for which there are identifiable cash flows that can be distinguished operationally and for financial reporting purposes. The carrying amount of the asset group was compared with the related expected undiscounted future cash flows to be generated by those assets over the estimated remaining useful life of the primary asset. In cases where the expected future cash flows were less than the carrying amounts of the assets, those assets were considered impaired and written down to their fair values. Fair value was established based on discounted cash flows. As of December 31, 2015, 2014 and 2013 no impairment losses have been identified.

Investments in companies
h.	Investments in companies:

Investments in non-marketable equity securities of companies in which the Company does not have control or the ability to exercise significant influence over their operation and financial policies are recorded at cost.

The management evaluates investments in non-marketable equity securities as evidence of other-than temporary declines in value. When relevant factors indicate a decline in value that is other-than temporary the Company recognizes an impairment loss for the decline in value.

Investments in associates
i.	Investments in associates:

Associates are companies in which the Company has significant influence over the financial and operating policies without having control. The investment in associates is accounted for using the equity method of accounting. Under the equity method, the investment in associates is accounted for in the financial statements at cost plus changes in the Group's share of net assets, including other comprehensive income (loss) of the associates. The equity method is applied until the loss of significant influence or classification of the investment as non-current asset held-for-sale.

The accounting policy in the financial statements of the associates has been applied consistently and uniformly with the policy applied in the financial statements of the Group.

Intangible assets
j.	Intangibles assets:

Intangible assets consist of above-market value of in-place leases that were recorded in connection with the acquisition of the properties. Intangible assets are amortized and accreted using the straight-line method over the term of the related leases. When a lease is terminated early, any remaining unamortized balances under lease intangible assets or liabilities are charged to earnings.

Derivative instruments
k.	Derivative instruments:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging". ASC No. 815 requires the Company to recognize all derivatives at fair value. The accounting for changes in the fair value of a derivative instrument (i.e., gains or losses) depends on whether it has been designated and qualified as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualified as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings. As of December 31, 2015, the Company had outstanding hedging instruments in amount of $264. At times, the Company may use derivative instruments to manage exposure to variable interest rate risk. Occasionally, the Company enters into interest rate swaps to manage its exposure to variable interest rate risk and treasury locks to manage the risk of interest rates rising prior to the issuance of debt. The Company generally enters into derivative instruments that qualify as cash flow hedges and it does not enter into derivative instruments for speculative purposes.

Revenue recognition
l.	Revenue recognition:

The Company generates revenues from fixed income real-estate derived from its buildings held through its subsidiaries in Switzerland (Rümlang and Geneva), Germany and Miami FL.

Rental income includes minimum rents which are recognized on an accrual basis over the terms of the related leases on a straight-line basis. Lease revenue recognition commences when the lessee is given possession of the leased space and there are no contingencies offsetting the lessee's obligation to pay rent.

Revenue of maintenance expenses recoveries from the tenants for mainly electricity, heating and water is reported net from the related expenses.

Contingencies
m.	Contingencies:

The Company periodically estimates the impact of various conditions, situations and/or circumstances involving uncertain outcomes to its financial condition and operating results.

The Company accounts for contingent events as required by ASC 450 "Contingencies". ASC 450 defines a contingency as "an existing condition, situation, or set of circumstances involving uncertainty as to possible gain or loss to an enterprise that will ultimately be resolved when one or more future events occur or fail to occur". Legal proceedings are a form of such contingencies.

In accordance with ASC 450, accruals for exposures or contingencies are being provided when the expected outcome is probable. However, it is possible that future results of operations for any particular quarter or annual period could be materially affected by changes in the Company's assumptions, the actual outcome of such proceedings or as a result of the effectiveness of the Company strategies related to these proceedings.

Income taxes
n.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC Topic 740, "Income Taxes" "ASC 740", prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

ASC 740 clarifies the accounting for uncertainties in income taxes by establishing minimum standards for the recognition and measurement of tax positions taken or expected to be taken in a tax return. Under the requirements of ASC 740, the Company must review all of its tax positions and make a determination as to whether its position is more-likely-than-not to be sustained upon examination by regulatory authorities. If a tax position meets the more-likely–than-not standard, then the related tax benefit is measured based on a cumulative probability analysis of the amount that is more-likely-than-not to be realized upon ultimate settlement or disposition of the underlying issue. The Company policy is to accrue interest and penalties related to unrecognized tax benefits in its financial expenses.

The Company believes that its tax positions are all highly certain of being upheld upon examination. As such, as of December 31, 2015 and 2014 the Company has not recorded a liability for uncertain tax positions.

Concentrations of credit risk
o.	Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivables and long-term lease deposits.

Cash and cash equivalents are invested in U.S. dollar deposits with major banks in Israel, the United States, Switzerland and Germany. Cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company maintains cash and cash equivalents with diverse financial institutions and monitors the amount of credit exposure to each financial institution.

Accounts receivable includes amounts billed to tenants and accrued expense recoveries due from tenants. The Company makes estimates of un-collectability from its accounts receivable using the specific identification method related to base rents, straight-line rent balances, expense reimbursements and other revenues.

The Company also analyzes accounts receivable and historical bad debt levels, tenant credit-worthiness, payment history and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. Accounts receivable are written-off when they are deemed to be uncollectible and the Company is no longer actively pursuing collection. The Company's reported net income is directly affected by the management's estimate of the collectability of accounts receivable.

Earnings (loss) per share
p.	Earnings (loss) per share:

Basic net earnings (losses) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (losses) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earning Per Share".

Option and restricted shares that have been excluded from the calculations of diluted net income per share was 5,546 and 3,578 for the years ended December 31, 2014 and 2013, respectively.

Accounting for stock-based compensation
q.	Accounting for stock-based compensation:

ASC Topic 718 "Compensation - Stock Compensation" "ASC 718", requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model.

The Company recognizes these compensation costs net of forfeiture rate and recognizes the compensation costs for only those shares expected to vest on a straight-line basis over the requisite service period of the award, which is generally the option vesting term of four years. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes- Merton option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility is calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value was estimated at the date of grant using the following weighted average assumptions for the Black-Scholes model for the year ended December 31, 2011. During 2015 and 2014 there were no new grants.

Treasury Shares
r.	Treasury Shares:

During the past years, the Company repurchased certain Ordinary shares on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction from the shareholders' equity. From time to time the Company reissues treasury shares under the stock purchase plan, upon exercise of option and upon vesting of restricted stock units.

When treasury stock is reissued, the Company accounts for the re-issuance in accordance with ASC No. 505-30, "Treasury Stock" and charges the excess of the purchase cost, including related stock-based compensation expenses, over the re-issuance price to retained earnings. The purchase cost is calculated based on the specific identification method. In case the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.

Fair value of financial instruments
s.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, other accounts receivable, trade payables, other accounts payable, and accrued liabilities, approximate fair value because of their generally short-term maturities.

ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

As a basis for considering such assumptions, ASC 820 establishes a three-level value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Swap instrument are measured at fair value under ASC 820 on a recurring basis as of December 31, 2015 and 2014.

Comprehensive income
t.	Comprehensive income:

The Company accounts for comprehensive loss in accordance with ASC No. 220, "Comprehensive Income". Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of comprehensive loss relate to foreign currency translation adjustments.

Recent Accounting Pronouncements

u.	Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers." ASU 2014-09 supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)”, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. As currently issued and amended, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, though early adoption is permitted for annual reporting periods beginning after December 15, 2016. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on the Company’s consolidated financial statements, implementing accounting system changes related to the adoption, and considering additional disclosure requirements. The Company still evaluating the effect that the updated standard will have on the Company’s consolidated financial statements and related disclosures.

In November 2015, the FASB issued Accounting Standards Update No. 2015-17 (ASU 2015-17) “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”.  ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax liabilities and assets into current and noncurrent amounts in the consolidated balance sheet statement of financial position. The amendments in the update require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheet. The amendments in this update are effective for annual periods beginning after December 15, 2016, and interim periods therein and may be applied either prospectively or retrospectively to all periods presented. Early adoption is permitted. The Company early adopted this standard in the fourth quarter of 2015 on a retrospective basis. Prior periods have been retrospectively adjusted.

In September 2015, the FASB issued ASU 2015-16, "Simplifying the Accounting for Measurement-period Adjustments." This new guidance requires an acquirer in a business combination to recognize adjustments to the provisional amounts that are identified during the measurement period to be reported in the period in which the adjustment amounts are determined. In addition, the effect on earnings of changes in depreciation, amortization and other items as a result of the change to the provisional amounts, calculated as if the accounting had been complete as of the acquisition date, must be recorded in the reporting period in which the adjustment amounts are determined. ASU 2015-16 is effective for fiscal periods beginning after December 15, 2015 and must be applied prospectively. Early adoption is permitted. The Company has not yet adopted ASU 2015-16 and do not expect the adoption of this guidance to have a material impact on the Company’s consolidated financial position or results of operations.

In April 2015, the FASB issued ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, as part of its initiative to reduce complexity in accounting standards. To simplify presentation of debt issuance costs, the amendments in this update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. In August 2015, the FASB issued ASU 2015-15, Interest-Imputation of Interest (Subtopic 835-30), Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements - Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting (SEC Update), which allows an entity to defer and present debt issuance costs as an asset and subsequently amortize the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The updated standards are effective for financial statements issued for annual and interim periods beginning after December 15, 2015. The updated standards are not expected to materially impact the Company’s financial position or disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The ASU is expected to impact the Company’s consolidated financial statements as the Company has certain operating and land lease arrangements for which the Company are the lessee. ASU 2016-02 supersedes the previous leases standard, Leases (Topic 840). The standard is effective on January 1, 2019, with early adoption permitted. The Company is currently in the process of evaluating the impact the adoption of ASU 2016-02 will have on the Company financial position or results of operations.

In January 2016, the FASB issued ASC 2016-01, Financial Instruments - Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU makes the following targeted changes for financial assets and liabilities: i) requiring equity investments with readily determinable fair values to be measured at fair value with changes recognized in net income; ii) simplifying the impairment assessment of equity securities without readily determinable fair values using a qualitative approach; iii) eliminating disclosure of the method and significant assumptions used to fair value instruments measured at amortized cost on the balance sheet; iv) requiring use of the exit price notion when measuring the fair value of instruments for disclosure purposes; v) for financial liabilities where the fair value option has been elected, requiring the portion of the fair value change related to instrument-specific credit risk (which includes a Company's own credit risk) to be separately reported in other comprehensive income; vi) requiring the separate presentation of financial assets and liabilities by measurement category and form of financial asset (liability) on the balance sheet or accompanying notes; and vii) clarifying that the evaluation of a valuation allowance on a deferred tax asset related to available-for-sale securities should be performed in combination with the entity's other deferred tax assets. The ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those years Early adoption of item (v) above is permitted for financial statements (both annual and interim periods) that have not yet been issued. The Company have not determined when the Company will adopt item (v) above of this ASU. The Company will adopt the remaining provisions of the ASU on January 1, 2018. The Company are evaluating the impact of this ASU on Ambac's financial statements.

In February 2015, the FASB issued ASU 2015-02, Consolidation: Amendments to the Consolidation Analysis (Topic 810), requiring entities to evaluate whether they should consolidate certain legal entities. All legal entities are subject to reevaluation under the revised consolidation model. The revised consolidation model: (1) modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities, (2) eliminates the presumption that a general partner should consolidate a limited partnership, (3) affects the consolidation analysis of reporting entities that are involved with VIEs, and (4) provides a scope exception from consolidation guidance for reporting entities with interests in certain legal entities. The updated standard is effective for financial statements issued for annual and interim periods beginning after December 15, 2015. Early adoption is permitted. The updated standard may be applied retrospectively or using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. The adoption of this guidance is not expected to have an impact on the Company’s financial statements and related disclosures.